Financial instruments and risk management - Results of hedge relationships - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Accumulated fair value change on the statement of financial position for fair value hedges that are no longer applicable			£ (1)	£ (5)
Borrowings			16,020	14,727
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings			15,628	15,895
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			124	(157)	£ 173
Cash flow hedges | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other operating expenses			(42)	(10)	(42)
Notional amounts			1,874	1,303
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			239	(175)	75
Notional amounts			1,694	1,475
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable			19	20
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			234	93
Cash flow hedges | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	£ (7)	£ 18
Cash flow hedges | Derivatives | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(130)	111
Gain (loss) transferred out of other comprehensive income to other operating expenses			(11)	(26)
Cash flow hedges | Derivatives | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(6)	(123)
Gain (loss) transferred out of other comprehensive income to other finance charges			239	(175)
Cash flow hedges | Derivatives | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			32	39
Other comprehensive income (loss) reclassified to operating profit			46	2	£ (8)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			£ 4,444	£ 4,646